Convertible Notes Payable	12 Months Ended
May 31, 2024
Convertible Notes Payable [Abstract]
Convertible Notes Payable

NOTE 8. Convertible Notes Payable

In October 2023, the Company received $6,700 in exchange for Convertible Notes payable bearing interest at 10% per annum. These convertible notes converted into common shares in the event the Company raised more than US $5,000 or successfully listed its securities on a public stock exchange. The Convertible Notes payable converted into common stock of the Company on January 12, 2024.

The Company recorded $143 of interest expenses related to these Convertible Notes payable during the year ended May 31, 2024 (May 31, 2023 – $nil).